Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic net (loss) income per common share calculation:
Net (loss) income	$ (1,442,792)	$ (5,030,164)	$ (892,049)	$ (876,237)	$ 7,478,971	$ 826,480	$ (7,365,005)	$ 7,429,214	$ 6,644,465	$ (6,384,169)
Less: undistributed earnings to participating securities	0			0			0	(6,021,339)	(5,573,558)	0
Net (loss) income attributable to common shareholders - basic	$ (1,442,792)			$ (876,237)			$ (7,365,005)	$ 1,407,875	$ 1,070,907	$ (6,384,169)
Weighted average common shares outstanding - basic (in shares)	361,067			348,382			355,087	348,348	348,368	322,116
Net income (loss) per share - basic (in dollars per share)	$ (4.00)			$ (2.52)			$ (20.74)	$ 4.04	$ 3.07	$ (19.82)
Diluted net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$ (1,442,792)	$ (5,030,164)	$ (892,049)	$ (876,237)	$ 7,478,971	$ 826,480	$ (7,365,005)	$ 7,429,214	$ 6,644,465	$ (6,384,169)
Less: undistributed earnings to participating securities	0			0			0	(6,021,339)	(5,573,558)	0
Less: change in fair value of convertible promissory notes and interest expense	0			0			0	(9,231,838)	(9,216,633)	0
Net (loss) income attributable to common shareholders – diluted	$ (1,442,792)			$ (876,237)			$ (7,365,005)	$ (7,823,963)	$ (8,145,726)	$ (6,384,169)
Weighted average common shares outstanding - basic (in shares)	361,067			348,382			355,087	348,348	348,368	322,116
Convertible securities (in shares)	0			0			0	1,988,679	1,706,507	0
Weighted average common shares outstanding - diluted (in shares)	361,067			348,382			355,087	2,337,027	2,054,875	322,116
Net income (loss) per share - diluted (in dollars per share)	$ (4.00)			$ (2.52)			$ (20.74)	$ (3.35)	$ (3.96)	$ (19.82)